Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Earnings Per Share
	Year ended December 31 2022	Year ended December 31 2021	Year ended December 31 2020
	£’000	£’000	£’000

Loss for the year:
Continuing operations	(518,122)	(529,292)	(98,878)
Discontinued operations	(185,762)	(14,217)	(3,809)
Total loss for the year	(703,884)	(543,509)	(102,687)

Weighted average number of ordinary shares:
Basic weighted average number of ordinary shares	38,080,782	33,398,652	25,758,091
Dilutive effect of share options, Note 24	-	-	-
Dilutive effect of warrants, Note 24	-	-	-
Diluted weighted average number of ordinary shares	38,080,782	33,398,652	25,758,091

Basic loss per ordinary share from continuing operations	£(13.61)	£(15.85)	£(3.84)
Diluted loss per ordinary share from continuing operations	£(13.61)	£(15.85)	£(3.84)

Basic loss per ordinary share from discontinued operations	£(4.87)	£(0.42)	£(0.15)
Diluted loss per ordinary share from discontinued operations	£(4.87)	£(0.42)	£(0.15)

Basic loss per ordinary share	£(18.48)	£(16.27)	£(3.99)
Diluted loss per ordinary share	£(18.48)	£(16.27)	£(3.99)